UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2000

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	February 15, 2001

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  1043210

                                         FORM 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER      CLASS     CUSIP     (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
---------------     -----     --------  -------- ---------  --- ---- ----- --- ---
Agilent               COM     00846U101  23,461    428,529  SH   N/A SOLE  N/A SOLE
American Express      COM     025816109  33,089    602,300  SH       SOLE      SOLE
Berkshire Hathaway    COM     084670108     355          5  SH       SOLE      SOLE
Citigroup Inc.        COM     172967101  54,332  1,064,023  SH       SOLE      SOLE
Coca-Cola             COM     191216100  49,198    807,350  SH       SOLE      SOLE
Dell Computers        COM     247025109  21,293  1,221,100  SH       SOLE      SOLE
First Union Corp      COM     337358105  33,620  1,208,800  SH       SOLE      SOLE
Gillette              COM     375766102  46,764  1,294,500  SH       SOLE      SOLE
Goldman Sachs         COM     38141G104  42,422    396,700  SH       SOLE      SOLE
Hershey Foods         COM     427866108  49,382    767,100  SH       SOLE      SOLE
Hewlett-Packard       COM     428236103  25,951    822,200  SH       SOLE      SOLE
Hughes Electronics    COM     370442832  18,016    783,300  SH       SOLE      SOLE
Intel Corp.           COM     458140100  22,890    761,428  SH       SOLE      SOLE
Johnson & Johnson     COM     478160104  46,847    445,900  SH       SOLE      SOLE
Merck & Co.           COM     589331107  57,014    608,960  SH       SOLE      SOLE
Merrill Lynch         COM     590188108  68,747  1,008,200  SH       SOLE      SOLE
Micron Technology     COM     595112103  11,704    329,700  SH       SOLE      SOLE
Microsoft Corp.       COM     594918104  21,612    498,250  SH       SOLE      SOLE
Minnesota Mining      COM     604059105  55,144    457,630  SH       SOLE      SOLE
Morgan Stanley D.W.   COM     617446448  44,895    566,500  SH       SOLE      SOLE
Motorola, Inc.        COM     620076109  18,401    908,700  SH       SOLE      SOLE
NIKE, Inc. 'B'        COM     654106103  56,242  1,007,700  SH       SOLE      SOLE
PepsiCo, Inc.         COM     713448108  55,565  1,121,100  SH       SOLE      SOLE
Schering-Plough       COM     806605101  51,154    901,400  SH       SOLE      SOLE
Schwab (Charles)      COM     808513105  42,919  1,512,569  SH       SOLE      SOLE
Texas Instruments     COM     882508104  37,606    793,800  SH       SOLE      SOLE
Wrigley (Wm.) Jr.     COM     982526105  54,586    569,720  SH       SOLE      SOLE
